Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 594,671	$ 275,875
Trade and other receivables	876,347	793,947
Other assets	458,654	294,355
Total current assets	1,929,672	1,364,177
Non-current assets
Property, plant and equipment	98,016	196,929
Right of use assets	164,613	280,810
Intangible assets	3,634,794	4,204,966
Total non-current assets	3,897,423	4,682,705
Total assets	5,827,095	6,046,882
Current liabilities
Trade and other payables	382,473	1,141,886
Borrowings	427,280	271,600
Provisions	136,508	211,300
Accrued expenses	518,930	496,749
Lease liabilities	141,174	128,669
Contract and other liabilities	170,215	147,640
Total current liabilities	1,776,580	2,397,844
Non-current liabilities
Lease liabilities	62,736	203,909
Provisions	162,102	133,399
Total non-current liabilities	224,838	337,308
Total liabilities	2,001,418	2,735,152
Net assets	3,825,677	3,311,730
Equity
Issued capital	53,201,097	48,588,888
Reserves	756,377	1,878,243
Accumulated losses	(50,131,797)	(47,155,401)
Total equity	$ 3,825,677	$ 3,311,730